                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Financial Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 August 12, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       28

Form 13F Information Table Value Total:   $   4,401
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------

Actel Corporation                   OTC EQ        004934105     $189        13,600     SH          SHARED       NONE       13,600
Agrium Inc                          COMMON        008916108     $114         5,800     SH          SHARED       NONE        5,800
Aleris International Inc            COMMON        014477103     $101         4,500     SH          SHARED       NONE        4,500
Artesyn Technologies Inc            OTC EQ        043127109     $170        19,500     SH          SHARED       NONE       19,500
Aspen Technology, Inc.              OTC EQ        045327103     $52         10,000     SH          SHARED       NONE       10,000
Assured Guaranty Ltd                COMMON        G0585R106     $227         9,700     SH          SHARED       NONE        9,700
Columbus McKinnon Corporation       OTC EQ        199333105     $188        17,200     SH          SHARED       NONE       17,200
Companhia Vale do Rio Doce          COMMON        204412209     $141         4,800     SH          SHARED       NONE        4,800
Consol Energy Inc                   COMMON        20854P109     $321         6,000     SH          SHARED       NONE        6,000
Dobson Communications Corp.         OTC EQ        256069105     $58         13,600     SH          SHARED       NONE       13,600
Dot Hill Systems Corp               OTC EQ        25848T109     $55         10,500     SH          SHARED       NONE       10,500
Falconbridge Ltd.                   COMMON        306104100     $104         6,000     SH          SHARED       NONE        6,000
Interface, Inc.                     OTC EQ        458665106     $217        27,000     SH          SHARED       NONE       27,000
Korea Electric Power Corporation    COMMON        500631106     $89          5,700     SH          SHARED       NONE        5,700
MEMC Electronic Materials, Inc.     COMMON        552715104     $789        50,000     SH          SHARED       NONE       50,000
Magnetek Inc                        COMMON        559424106     $44         17,200     SH          SHARED       NONE       17,200
Meadowbrook Insurance Group, Inc.   COMMON        58319P108     $105        20,000     SH          SHARED       NONE       20,000
NOVA Chemicals Corp                 COMMON        66977W109     $174         5,700     SH          SHARED       NONE        5,700
Olin Corporation                    COMMON        680665205     $182        10,000     SH          SHARED       NONE       10,000
Quanta Services, Inc.               COMMON        74762E102     $88         10,000     SH          SHARED       NONE       10,000
STATS ChipPAC Ltd                   OTC EQ        85771T104     $77         10,800     SH          SHARED       NONE       10,800
Spherion Corporation                COMMON        848420105     $104        15,800     SH          SHARED       NONE       15,800
Steelcase Inc.                      COMMON        858155203     $303        21,900     SH          SHARED       NONE       21,900
Superior Essex Inc.                 OTC EQ        86815V105     $181        10,200     SH          SHARED       NONE       10,200
Valmont Industries, Inc.            COMMON        920253101     $232         9,000     SH          SHARED       NONE        9,000
Wireless Facilities, Inc.           OTC EQ        97653A103     $85         13,500     SH          SHARED       NONE       13,500
Sonus Networks Inc Aug 5            PUT OP        8359168TA     $5             100          PUT    SHARED       NONE          100
Vital Images Inc July 17.50         PUT OP        92846N8SW     $4             100          PUT    SHARED       NONE          100

                                                              $4,401



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